Cover Page Cover Page	Oct. 29, 2020	Apr. 27, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 29, 2020
Entity Registrant Name	CNX Resources Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14901
Entity Tax Identification Number	51-0337383
Entity Address, Address Line One	CNX Center
Entity Address, Address Line Two	1000 CONSOL Energy Drive Suite 400
Entity Address, City or Town	Canonsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317
City Area Code	724
Local Phone Number	485-4000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company	false
Entity Central Index Key	0001070412
Amendment Flag	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock ($.01 par value)
Trading Symbol	CNX
Security Exchange Name	NYSE
Preferred Share Purchase Rights
Entity Information [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true